Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Conduit Pharmaceuticals Ltd [Member]
Professional service fees	$ 2,419	$ 2,246
Payroll	25	338
Total accrued expenses and other current liabilities	$ 2,444	2,584
Conduit Pharmaceuticals Limited [Member]
Professional service fees		2,246	$ 1,308
Payroll		338	921
Total accrued expenses and other current liabilities		2,584	2,235
Other			$ 6